CRYPTOCURRENCY ASSETS (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 01, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
CRYPTOCURRENCY ASSETS
Beginning balance	$ 7,625	$ 7,625
Accounting Standards Update [Extensible Enumeration]	ASU 2023-08
Deposits received from customers of mining data center		442
Cryptocurrencies collected from short-term investments		2,452
Cryptocurrencies paid to short-term investments		(2,297)
Impairment of cryptocurrency assets			$ (1,426)
Ending balance of cryptocurrency assets, net		$ 16,692		$ 7,625
Cumulative-effect
CRYPTOCURRENCY ASSETS
Accounting Standards Update [Extensible Enumeration]		ASU 2023-08
ASU 2023-08 | Cumulative-effect
CRYPTOCURRENCY ASSETS
Accounting Standards Update [Extensible Enumeration]		ASU 2023-08
CRYPTOCURRENCY ASSETS
CRYPTOCURRENCY ASSETS
Beginning balance	$ 7,625	$ 7,625	$ 5,612	5,612
Cryptocurrencies mined from mining business		9,130		21,601
Deposits returned to customers of mining data center		0		(71)
Deposits received from customers of mining data center		442
Payment of service expense and long-lived assets		(128)		(13,810)
Disposal of cryptocurrency assets		(10,809)		(31,601)
Utility fee received from customers of mining data center		5,401		13,901
Cryptocurrencies purchased using fiat currency		0		13,381
Cryptocurrencies collected from derivative contracts		4,335		9,500
Cryptocurrencies paid to derivative contracts		(5,363)		(8,560)
Cryptocurrencies collected from short-term investments		2,452
Cryptocurrencies paid to short-term investments		(2,297)
Cryptocurrencies transferred from discontinued operations to continuing operations		(3,064)
Impairment of cryptocurrency assets		0		(2,359)
Changes in fair value of cryptocurrency assets		1,974
Others		12		31
Ending balance of cryptocurrency assets, net		16,692		$ 7,625
CRYPTOCURRENCY ASSETS | ASU 2023-08 | Cumulative-effect
CRYPTOCURRENCY ASSETS
Ending balance of cryptocurrency assets, net		$ 854